Consolidated balance sheet - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	€ 22,311	€ 21,109
Intangible assets	18,590	18,357
Property, plant and equipment	11,669	10,707
Pension asset for funded schemes in surplus	4,164	3,781
Deferred tax assets	1,280	1,113
Financial assets	1,571	1,386
Other non-current assets	971	911
Non-current assets	60,556	57,364
Current assets
Inventories	5,177	5,119
Trade and other current receivables	6,011	5,775
Current tax assets	373	427
Cash and cash equivalents	6,136	4,159
Other financial assets	1,330	1,731
Assets held for sale	167	691
Current assets	19,194	17,902
Total assets	79,750	75,266
Current liabilities
Financial liabilities	6,987	5,087
Trade payables and other current liabilities	16,690	16,857
Current tax liabilities	678	851
Provisions	831	537
Liabilities held for sale	48	175
Current liabilities	25,234	23,507
Non-current liabilities
Financial liabilities	25,066	24,535
Non-current tax liabilities	585	384
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	173	351
Unfunded schemes	1,021	1,029
Provisions	571	563
Deferred tax liabilities	4,342	3,995
Other non-current liabilities	203	138
Non-current liabilities	31,961	30,995
Total liabilities	57,195	54,502
Equity
Shareholders’ equity	19,990	18,102
Non-controlling interests	2,565	2,662
Total equity	22,555	20,764
Total liabilities and equity	€ 79,750	€ 75,266